Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 21,741,216	₩ 20,497,607
Less: Cash and cash equivalents	4,775,166	4,754,644
Net borrowings	16,966,050	15,742,963
Total equity	₩ 54,713,966	₩ 47,603,523	₩ 47,763,298	₩ 46,672,614
Net borrowings-to-equity ratio	31.01%	33.07%